Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Oct. 25, 2015	Oct. 26, 2014	Oct. 27, 2013
Current:
U.S. Federal	$ 299,557	$ 264,533	$ 231,359
State	39,817	34,034	30,671
Foreign	10,526	7,759	5,334
Total current	349,900	306,326	267,364
Deferred:
U.S. Federal	18,451	8,756	1,080
State	1,070	873	(194)
Foreign	458	171	181
Total deferred	19,979	9,800	1,067
Total provision for income taxes	369,879	316,126	$ 268,431
Deferred tax liabilities:
Goodwill and intangible assets	(213,312)	(168,167)
Tax over book depreciation and basis differences	(94,496)	(85,623)
Other, net	(18,788)	(30,252)
Deferred tax assets:
Pension and post-retirement benefits	154,306	152,392
Employee compensation related liabilities	109,061	101,706
Marketing and promotional accruals	37,603	28,703
Other accruals not currently deductible		13,010
Other, net	48,432	51,082
Net deferred tax assets	$ 22,806	$ 62,851
Reconciliation of the statutory federal income tax rate to the effective tax rate
U.S. statutory rate (as a percent)	35.00%	35.00%	35.00%
State taxes on income, net of federal tax benefit (as a percent)	2.70%	2.80%	2.70%
Domestic production activities deduction (as a percent)	(2.60%)	(2.70%)	(2.40%)
All other, net (as a percent)	(0.10%)	(0.80%)	(1.70%)
Effective tax rate (as a percent)	35.00%	34.30%	33.60%
Undistributed earnings of foreign subsidiaries and joint ventures	$ 109,300
Income taxes paid	296,500	$ 285,800	$ 226,200
Changes in unrecognized tax benefits
Balance at the beginning of the period	22,608	20,085
Tax positions related to the current period
Increases	2,920	4,693
Decreases		(670)
Tax positions related to prior periods:
Increases	1,629	4,455
Decreases	(796)	(3,245)
Settlements	(2,839)	(573)
Decreases related to a lapse of applicable statute of limitations	(2,185)	(2,137)
Balance at the end of the period	21,337	$ 22,608	$ 20,085
Unrecognized tax benefits including interest and penalties	24,600
Portion of unrecognized tax benefit including interest and penalties, that if recognized, would impact effective tax rate	16,000
Interest and penalties expense related to uncertain tax positions recognized in income tax expense	1,000
Accrued interest and penalties, associated with unrecognized tax benefits	$ 3,200